Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2018
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Deposits which are restricted in use

Deposits which are restricted in use as of December 31, 2018 and 2017 are summarized as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Short-term financial instruments(*)	￦	79,511	89,850
Long-term financial instruments(*)		1,218	1,222

	￦	80,729	91,072

(*)

Financial instruments include charitable trust fund established by the Group where profits from the fund are donated to charitable institutions. As of December 31, 2018, the funds cannot be withdrawn before maturity.